Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312-964-3500 Fax 312-964-3501 www.stradley.com

August 7, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Emerging Markets Debt 2022 Target Term Fund

Ladies and Gentlemen:

On behalf of the Nuveen Emerging Markets Debt 2022 Target Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 1 to the Fund’s Registration Statement on Form N-2 (333-218616; 811-23262) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

In addition to the N-2 revisions addressing the comments raised in your letter of June 27, 2017, the following is a summary of changes made to the initial N-2 filing.

•	Leverage: The Fund’s leverage disclosure was updated to indicate that the Fund may use reverse repurchase agreements to leverage. A brief description of reverse repurchase agreements was also added, as well as a separate risk factor (see below). It is our understanding that, given the current interest rate environment, reverse repurchase agreements may be less expensive than bank borrowings. As a result, the Fund wants the flexibility to utilize reverse repurchase agreements for leverage. Note that the Fund’s anticipated leverage level (25% of Managed Assets) has not changed.
•	Investment Adviser and Subadviser: The Fund updated the adviser and subadviser assets under management figures to June 30, 2017.
•	Custodian and Transfer Agent: Updated disclosure to reflect that Computershare Inc. and Computershare Trust Company, N.A. will serve as the Fund’s transfer agent.
•	Summary of Fund Expenses: The expense table and associated disclosure has been completed.
•	The Fund’s Investments-Other Policies, Investment Objectives and Policies-Other Policies: Updated to reflect that the Fund will not invest, either directly or indirectly through derivatives, in contingent capital securities (sometimes referred to as “CoCos”).
•	Portfolio Composition and Other Information-Derivatives-Swap Transactions: The Fund enhanced the “Derivatives-Swap Transactions” disclosure by adding a description of credit default swap indices and their corresponding risks.
•	Portfolio Composition and Other Information-Initial Portfolio Composition: This disclosure was updated to reflect the anticipated initial portfolio composition, immediately after the investment of the proceeds of the public offering, of the Fund.
•	Leverage-Effects of Leverage: The “Effects of Leverage” disclosure has been completed.
•	Risks: “Reverse Repurchase Agreement Risk” was added to the Prospectus.
•	Management of the Fund-Fund Level Fee: Fund-level fee disclosure has been included.
•	Description of Shares and Debt; Underwriters: Updated to reflect the fact that the Fund has been seeded and Nuveen Fund Advisors owns all of the seed shares.
•	Management of the Fund-Trustees and Officers: Since William Adams IV (formerly an interested trustee of the Fund) retired on June 30, 2017, references to him have been deleted. Robert L. Young was appointed as an independent trustee of the Fund effective July 1, 2017, and the disclosure pertaining to Mr. Young has been added. The number of funds have also been updated.
•	Management of the Fund-Trustees and Officers: Updated biographic, compensation, and share ownership information of each trustee has been added.
•	Subadviser-Portfolio Managers-Other Accounts Managed: Updated to reflect the other accounts managed by each Portfolio Manager of the Fund.
•	Subadviser-Portfolio Manager-Material Conflicts of Interest: Material conflicts of interest disclosure updated.
•	Subadviser-Portfolio Managers-Compensation: Updated to reflect the methods by which the Fund Portfolio Managers will be compensated.
•	Experts: Report of Independent Registered Public Accounting Firm, financial statements and auditor consent have been added.
•	Part C-Item 27: Disclosure completed.

Please note that before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3502 or Vincent Lewis at (312) 964-3508 with any question or comments concerning these materials.

Very truly yours,
/s/ David P. Glatz
David P. Glatz

Copies to:	D. Wohl (w/encl.)
E. Fess (w/encl.)
G. Zimmerman (w/encl.)